Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2016 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Aug. 31, 2020	Jun. 30, 2020	Dec. 31, 2019 CNY (¥)
Schedule of Debt [Line Items]
Long term debt aggregate principal amount	¥ 400,000
Long term debt fixed annual interest rate	90.00%
Long term debt maturity date	Jun. 01, 2021
Long term debt term	5 years
Outstanding loan interest rate		4.30%	4.30%			4.30%
Long-term bank loan, current portion		¥ 74,351	$ 11,395			¥ 100,000
Short-term Debt, Weighted Average Interest Rate		4.28%	4.28%
Debt Instrument, Used Borrowing Capacity, Amount		¥ 335,137	$ 51,362
Beijing Banks at the Rate of 4.35% [Member]
Schedule of Debt [Line Items]
Short term debt fixed annual interest rate				4.35%	4.35%
Beijing Banks at the Rate of 2.85% [Member]
Schedule of Debt [Line Items]
Short term debt fixed annual interest rate				2.85%	2.85%
Beijing Banks at the Rate of 4.90% [Member]
Schedule of Debt [Line Items]
Short term debt fixed annual interest rate				4.90%	4.90%